Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
Income Statement [Abstract]
Revenues	$ 465,551		$ 353,981
Cost of Sales	423,396		320,045
Gross Profit	42,155		33,936
General and administrative expenses	19,004		17,516
Marketing expenses	21,132		17,697
Research and development expenses	5,147		3,932
Acquisition costs	312
Operating Expenses	45,595	[1],[2]	39,145	[3],[4]
Operating Loss	(3,440)		(5,209)
Other income, net	112		122
Finance expenses, net	(86)		(34)
Loss Before Tax	(3,414)		(5,121)
Tax Expense	44
Net Loss	(3,458)		(5,121)
Net loss attributable to non-controlling interests	(37)		(154)
Net Loss Attributable to the Owners of the Company	(3,421)		(4,967)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Unrealized gain on investments in financial assets	74		12
Foreign currency translation adjustment	309		(121)
Total Comprehensive Loss Attributable to Owners of the Company	(3,038)		(5,076)
Total Comprehensive Loss Attributable to Non-Controlling Interest	(37)		(154)
Total Comprehensive Loss	$ (3,075)		$ (5,230)
Loss per share
Basic loss per share	$ (0.02)		$ (0.02)
Diluted loss per share	$ (0.02)		$ (0.02)
Weighted-average shares, basic	223,688		204,382
Weighted-average shares, diluted	223,688		204,382

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Acquisition costs.
[2]	Operating expenses includes Revenue share expense of approximately $15,688 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[4]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.